Total Capital and Net Income Per Common Unit - Additional Information - Limited Partners' Rights (Details)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Number of days within which to receive distributed available cash	45 days
Minimum percentage of outstanding units to be held for general partner removal	66.66%